Subsequent Events - Additional Information (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
	Apr. 27, 2026	Mar. 31, 2026
Subsequent Event [Member]
Subsequent Event [Line Items]
Gain (Loss) on Disposition of Stock in Subsidiary	¥ 124.2
Common Stock
Subsequent Event [Line Items]
Stock Repurchased During Period, Shares		100,000,000
Stock Repurchased During Period, Percentage		9.10%
Stock Repurchased During Period, Value		¥ 250.0
Stock Repurchase Program Period Description		May 22, 2026 to March 31, 2027